RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions

	Nine Months Ended December 31, 2022 (unaudited)	Nine Months Ended December 31, 2021 (unaudited)	Year Ended March 31, 2022
Due to (from) related parties at beginning of period	$(101,297)	$148,795	$148,795
Amounts invoiced by Pharma to DDL	2,833,546	2,114,801	3,245,985
Amounts invoiced by DDL to Pharma	(3,159)	(2,495)	(2,495)
Amounts paid by DDL to Pharma	(2,785,487)	(2,316,544)	(3,492,962)
Foreign exchange differences	31,077	(97,149)	(620)
Due to (from) related parties at end of period	$(25,320)	$(152,592)	$(101,297)

	March 31,
	2022 ($)	2021 ($)
Liability due to related parties at beginning of year	148,795	830,093
Amounts invoiced by Pharma to DDL, NM and TCL (1)	3,245,985	2,441,108
Amounts invoiced by DDL to Pharma	(2,495)	(17,213)
Amounts repaid by DDL to Pharma	(3,492,962)	(3,209,084)
Foreign exchange differences	(620)	103,891
(Receivable)/Liability due (from) to related parties at end of year	(101,297)	148,795

(1)	These invoiced amounts primarily relate to research and development expenses.